INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 1,066	$ 606
Work in process	177	225
Finished products	176	134
Total inventories	1,419	$ 965
Inventory write-down	$ 643